Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 13,606,029	$ 10,549,677
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	47.60%	26.20%
Not later than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,670,780	$ 862,292
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	573,563	663,020
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,569,265	4,033,863
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,985,325	3,097,727
3-6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,807,096	$ 1,892,775